Annual Fund Operating Expenses - Western Asset Short Duration Municipal Income Fund - Class C2	Sep. 30, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	none
Net Expenses (as a percentage of Assets)	1.06%

[1]	“Other expenses” for Class C2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.